UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2013

Date of reporting period:	6/30/2012

Item 1.	Schedule of Investments

Prudential Global Real Estate Fund

Schedule of Investments

as of June 30, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 94.6%
COMMON STOCKS — 94.6%
Australia — 8.1%
448,000	Australand Property Group, REIT	$ 1,139,849
3,055,900	CFS Retail Property Trust, REIT	6,099,270
590,800	Charter Hall Office REIT, Escrow Shares	—
782,323	Charter Hall Retail, REIT	2,663,188
4,627,933	Commonwealth Property Office Fund, REIT	4,824,141
8,867,126	Dexus Property Group, REIT	8,484,993
1,676,400	FKP Property Group	657,444
2,456,460	Goodman Group, REIT	9,301,250
3,336,020	GPT Group, REIT	11,284,280
1,769,580	Investa Office Fund, REIT	4,938,364
835,656	Mirvac Group, REIT	1,098,036
2,971,525	Stockland, REIT	9,431,329
3,001,189	Westfield Group, REIT	29,385,798

		89,307,942

Belgium — 0.2%
18,127	Cofinimmo, REIT	2,020,218

Brazil — 0.9%
224,256	BR Malls Participacoes SA	2,540,117
193,600	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,426,577
288,502	Gafisa SA	376,338
169,961	Multiplan Empreendimentos Imobiliarios SA	4,146,422
963,196	PDG Realty SA Empreendimentos e Participacoes	1,692,846

		10,182,300

Canada — 1.5%
35,644	Boardwalk Real Estate Investment Trust, REIT	2,051,955
248,216	Brookfield Properties Corp.	4,344,572
78,105	Canadian Apartment Properties, REIT	1,824,317
318,858	Chartwell Seniors Housing Real Estate Investment Trust, REIT	3,037,936
180,335	RioCan Real Estate Investment Trust, REIT	4,906,472

		16,165,252

Finland — 0.4%
548,163	Citycon Oyj	1,551,212
817,209	Sponda Oyj	3,059,999

		4,611,211

France — 2.4%
33,122	Fonciere des Regions, REIT	2,381,429
22,627	ICADE, REIT	1,711,294
234,686	Klepierre, REIT	7,712,703
5,323	Societe de la Tour Eiffel, REIT	266,179
76,100	Unibail-Rodamco SE, REIT	14,018,421

		26,090,026

Germany — 0.8%
2,437	Alstria Office REIT AG, REIT	25,805

328,867	DIC Asset AG	2,837,687
138,408	GSW Immobilien AG	4,731,875
364,043	Prime Office REIT AG, REIT	1,497,616

		9,092,983

Hong Kong — 9.2%
3,062,000	Champion, REIT	1,274,941
1,325,776	Cheung Kong Holdings Ltd.	16,368,432
1,529,000	China Overseas Land & Investment Ltd.	3,600,826
3,278,469	Hang Lung Properties Ltd.	11,214,394
797,794	Henderson Land Development Co. Ltd.	4,435,281
1,927,000	Hongkong Land Holdings Ltd.	11,003,170
397,999	Hysan Development Co. Ltd.	1,517,095
2,379,219	Link (The), REIT	9,752,089
765,000	New World Development Ltd.	901,442
4,469,800	Sino Land Co. Ltd.	6,787,247
1,788,935	Sun Hung Kai Properties Ltd.	21,268,553
1,286,000	Wharf Holdings Ltd. (The)	7,151,393
1,461,000	Wheelock & Co. Ltd.	5,551,537

		100,826,400

Italy — 0.2%
4,299,822	Beni Stabili SpA, REIT	1,863,681

Japan — 11.5%
957	Activia Properties, Inc., REIT(a)	5,489,266
356	Advance Residence Investment, REIT	692,058
209,200	Aeon Mall Co. Ltd.	4,457,731
129,500	Daito Trust Construction Co. Ltd.	12,275,579
745,000	Daiwa House Industry Co. Ltd.	10,567,752
343	Frontier Real Estate Investment Corp., REIT	2,751,470
1,655	Japan Retail Fund Investment Corp., REIT	2,625,252
1,476,780	Mitsubishi Estate Co. Ltd.	26,494,617
1,175,339	Mitsui Fudosan Co. Ltd.	22,804,911
243	Nippon Accommodations Fund, Inc., REIT	1,573,847
843	Nippon Building Fund, Inc., REIT	8,150,694
481,000	Nomura Real Estate Holdings, Inc.	8,808,243
3,617	NTT Urban Development Corp.	2,926,268
643,952	Sumitomo Realty & Development Co. Ltd.	15,838,895

		125,456,583

Netherlands — 1.4%
92,863	Corio NV, REIT	4,088,524
130,108	Eurocommercial Properties NV, REIT	4,501,359
60,511	Vastned Retail NV, REIT	2,362,273
69,083	Wereldhave NV, REIT	4,438,853

		15,391,009

Norway — 0.2%
1,464,926	Norwegian Property ASA	2,007,597

Singapore — 4.3%
2,523,000	Ascendas Real Estate Investment Trust, REIT	4,304,109
4,175,000	Cache Logistics Trust, REIT	3,470,347
2,766,000	CapitaLand Ltd.	5,963,920
2,716,673	CapitaMall Trust, REIT	4,114,918

2,456,000	CDL Hospitality Trusts, REIT	3,798,726
735,058	City Developments Ltd.	6,552,242
995,000	Fortune Real Estate Investment Trust, REIT	588,887
2,848,000	Global Logistic Properties Ltd.(a)	4,741,237
6,381,800	K-REIT Asia, REIT	5,395,716
971,600	Keppel Land Ltd.	2,500,283
4,681,000	Mapletree Commercial Trust, REIT	3,634,577
1,873,800	Mapletree Industrial Trust, REIT	1,794,987

		46,859,949

Sweden — 0.5%
293,951	Hufvudstaden AB (Class A Stock)	3,150,960
599,276	Klovern AB	1,962,366
51,336	Kungsleden AB	260,388

		5,373,714

United Kingdom — 4.7%
593,972	Atrium European Real Estate Ltd.	2,788,368
731,423	Big Yellow Group PLC, REIT	3,326,436
1,244,257	British Land Co. PLC, REIT	9,963,361
40,210	Derwent London PLC, REIT	1,169,049
529,602	Great Portland Estates PLC, REIT	3,269,472
1,802,882	Hammerson PLC, REIT	12,521,278
1,181,587	Land Securities Group PLC, REIT	13,689,776
1,433,246	Segro PLC, REIT	4,883,043

		51,610,783

United States — 48.3%
162,562	Alexandria Real Estate Equities, Inc., REIT(d)	11,821,509
170,370	American Assets Trust, Inc., REIT	4,131,473
286,900	Apartment Investment & Management Co., REIT (Class A Stock)	7,754,907
297,697	Associated Estates Realty Corp., REIT	4,450,570
137,499	AvalonBay Communities, Inc., REIT	19,453,359
120,100	Boston Properties, Inc., REIT(d)	13,015,237
281,469	BRE Properties, Inc., REIT	14,079,079
219,627	Camden Property Trust, REIT(d)	14,862,159
477,010	Colonial Properties Trust, REIT(d)	10,561,001
730,150	Cousins Properties, Inc., REIT	5,658,663
1,240,014	CubeSmart, REIT	14,470,963
741,310	DDR Corp., REIT(d)	10,852,778
520,060	DiamondRock Hospitality Co., REIT	5,304,612
51,000	Digital Realty Trust, Inc., REIT	3,828,570
281,244	Douglas Emmett, Inc., REIT	6,496,736
402,701	Duke Realty Corp., REIT(d)	5,895,543
277,671	Equity Residential, REIT	17,315,564
28,315	Essex Property Trust, Inc., REIT(d)	4,358,245
156,950	Extra Space Storage, Inc., REIT	4,802,670
88,266	Federal Realty Investment Trust, REIT	9,187,608
253,834	General Growth Properties, Inc., REIT	4,591,857
882,399	Glimcher Realty Trust, REIT	9,018,118
226,759	Health Care REIT, Inc., REIT(d)	13,220,050
145,750	Healthcare Realty Trust, Inc., REIT(d)	3,474,680
1,498,714	Host Hotels & Resorts, Inc., REIT	23,709,655
235,210	Hudson Pacific Properties, Inc., REIT	4,095,006
216,003	Hyatt Hotels Corp. (Class A Stock)(a)	8,026,671

254,104	Kilroy Realty Corp., REIT(d)	12,301,175
347,081	Kimco Realty Corp., REIT(d)	6,604,951
351,300	Liberty Property Trust, REIT(d)	12,941,892
94,992	LTC Properties, Inc., REIT	3,446,310
257,835	Macerich Co. (The), REIT(d)	15,225,157
233,515	Mack-Cali Realty Corp., REIT(d)	6,788,281
257,639	Post Properties, Inc., REIT	12,611,429
685,993	ProLogis, Inc., REIT	22,795,547
167,844	Public Storage, REIT	24,238,352
220,038	Regency Centers Corp., REIT	10,467,208
374,360	Simon Property Group, Inc., REIT	58,272,878
181,074	SL Green Realty Corp., REIT(d)	14,529,378
110,361	Sovran Self Storage, Inc., REIT	5,527,983
1,254,590	Strategic Hotels & Resorts, Inc., REIT(a)	8,104,651
329,731	Sunrise Senior Living, Inc.(a)(d)	2,403,739
105,656	Sunstone Hotel Investors, Inc., REIT(a)	1,161,159
166,164	Tanger Factory Outlet Centers, REIT	5,325,556
75,536	Taubman Centers, Inc., REIT	5,828,358
493,726	Ventas, Inc., REIT	31,163,985
179,188	Vornado Realty Trust, REIT	15,048,208

		529,223,480

	Total Common Stocks (cost $909,463,732)	1,036,083,128

PREFERRED STOCK
Sweden
14,529	Klovern AB (PRFC) (cost $278,230)	295,098

	TOTAL LONG-TERM INVESTMENTS (cost $909,741,962)	1,036,378,226

SHORT-TERM INVESTMENT — 13.0%
Affiliated Money Market Mutual Fund
142,053,787	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $142,053,787; includes $82,874,191 of cash collateral for securities on loan)(b)(e)	142,053,787

	TOTAL INVESTMENTS — 107.6% (cost $1,051,795,749)(c)	1,178,432,013
	LIABILITIES IN EXCESS OF OTHER ASSETS — (7.6)%	(83,274,390)

	NET ASSETS —100%	$ 1,095,157,623

The following abbreviations are used in the Portfolio descriptions:

PRFC—Preference Shares

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	The United States federal income tax basis of the Schedule of Investments was $1,087,398,704; accordingly, net unrealized appreciation on investments for federal income tax purposes was $91,033,309 (gross unrealized appreciation $133,260,127; gross unrealized depreciation $42,226,818. The difference between book and tax basis is primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies as of the most recent tax year end.
(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $83,225,991; cash collateral of $82,874,191 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$89,307,942	$—
Belgium	—	2,020,218	—
Brazil	10,182,300	—	—
Canada	16,165,252	—	—
Finland	—	4,611,211	—
France	—	26,090,026	—
Germany	—	9,092,983	—
Hong Kong	11,003,170	89,823,230	—
Italy	—	1,863,681	—
Japan	5,489,266	119,967,317	—
Netherlands	—	15,391,009	—
Norway	—	2,007,597	—
Singapore	—	46,859,949	—
Sweden	—	5,373,714	—
United Kingdom	—	51,610,783	—
United States	529,223,480	—	—
Preferred Stock - Sweden	295,098	—	—
Affiliated Money Market Mutual Fund	142,053,787	—	—

Total	$714,412,353	$464,019,660	$—

Fair Value of Level 2 investments at 03/31/12 was $0. $405,646,767 was transferred into Level 2 from Level 1 at 06/30/12 as a result of using third-party vendor modeling tools due to significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2012 were as follows:

Retail REIT’s	22.2%
Diversified Real Estate Activities	15.0
Specialized REIT’s	13.5
Affiliated Money Market Mutual Fund (7.6% represents investments purchased with collateral from securities on loan)	13.0
Diversified REIT’s	10.9
Residential REIT’s	10.4
Office REIT’s	9.5
Real Estate Operating Companies	5.0
Industrial REIT’s	4.2
Real Estate Development	2.7
Hotels, Resorts & Cruise Lines	0.7
Homebuilding	0.3
Healthcare Facilities	0.2

107.6
Liabilities in excess of other assets	(7.6)

100.0%

Prudential US Real Estate Fund

Schedule of Investments

as of June 30, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 99.9%
COMMON STOCKS
Diversified REIT’s — 7.4%
7,772	American Assets Trust, Inc.	$ 188,471
28,633	Cousins Properties, Inc.	221,905
16,328	Duke Realty Corp.	239,042
13,907	Liberty Property Trust	512,334
5,100	Vornado Realty Trust	428,298

		1,590,050

Healthcare Facilities — 0.2%
6,023	Sunrise Senior Living, Inc.(a)	43,908

Hotels, Resorts & Cruise Lines — 1.4%
8,240	Hyatt Hotels Corp. (Class A Stock)(a)	306,198

Industrial REIT’s — 4.3%
27,907	ProLogis, Inc.	927,350

Office REIT’s — 14.1%
6,431	Alexandria Real Estate Equities, Inc.	467,662
7,400	Boston Properties, Inc.	801,938
862	Digital Realty Trust, Inc.	64,710
9,731	Douglas Emmett, Inc.	224,786
12,490	Hudson Pacific Properties, Inc.	217,451
9,157	Kilroy Realty Corp.	443,291
7,810	Mack-Cali Realty Corp.	227,037
7,292	SL Green Realty Corp.	585,110

		3,031,985

Residential REIT’s — 19.4%
11,800	Apartment Investment & Management Co. (Class A Stock)	318,954
8,500	Associated Estates Realty Corp.	127,075
5,834	AvalonBay Communities, Inc.	825,394
10,634	BRE Properties, Inc.	531,913
8,548	Camden Property Trust	578,443
13,599	Colonial Properties Trust	301,082
13,737	Equity Residential	856,639
1,141	Essex Property Trust, Inc.	175,623
9,300	Post Properties, Inc.	455,235

		4,170,358

Retail REIT’s — 28.1%
24,636	DDR Corp.	360,671
3,732	Federal Realty Investment Trust	388,464
29,897	General Growth Properties, Inc.	540,837
34,130	Glimcher Realty Trust	348,809
20,215	Kimco Realty Corp.	384,691
11,050	Macerich Co. (The)	652,502
8,785	Regency Centers Corp.	417,902
15,571	Simon Property Group, Inc.	2,423,782
9,270	Tanger Factory Outlet Centers	297,104
2,838	Taubman Centers, Inc.	218,980

		6,033,742

Specialized REIT’s 25.0%
32,220	CubeSmart	376,007
28,366	DiamondRock Hospitality Co.	289,333
10,790	Health Care REIT, Inc.	629,057
5,641	Healthcare Realty Trust, Inc.	134,482
59,768	Host Hotels & Resorts, Inc.	945,530
3,626	LTC Properties, Inc.	131,551
6,485	Public Storage	936,499
5,000	Sovran Self Storage, Inc.	250,450
50,412	Strategic Hotels & Resorts, Inc.(a)	325,662
4,171	Sunstone Hotel Investors, Inc.(a)	45,839
20,850	Ventas, Inc.	1,316,052

		5,380,462

	TOTAL LONG-TERM INVESTMENTS (cost $18,346,735)	21,484,053

SHORT-TERM INVESTMENT — 0.5%
Affiliated Money Market Mutual Fund
113,306	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $113,306)(b)	113,306

	TOTAL INVESTMENTS(c) — 100.4% (cost $18,460,041)	21,597,359
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%	(77,646)

	NET ASSETS —100%	$ 21,519,713

The following abbreviation is used in the Portfolio descriptions:

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(c)	The United States federal income tax basis of the Schedule of Investments was $18,525,073; accordingly, net unrealized appreciation on investments for federal income tax purposes was $3,072,286 (gross unrealized appreciation $3,152,795; gross unrealized depreciation $80,509. The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the most recent tax year end.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$21,484,053	$—	$—
Affiliated Money Market Mutual Fund	113,306	—	—

Total	$21,597,359	$—	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or the “Manager”) through the adoption of Valuation Procedures for valuation of the Funds’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Funds to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Funds’ normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Debt securities traded in the over-the-counter market are valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, prepayment speeds, credit spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term investments of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter derivatives are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. Where there are unobservable inputs used when determining such valuation, the securities will be classified as Level 3 of the fair value hierarchy.

The Funds invest in the Prudential Core Taxable Money Market Fund, a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 12

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date August 23, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 23, 2012

*	Print the name and title of each signing officer under his or her signature.